RELATED PARTY TRANSACTIONS (Details) (USD $)	12 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	May 31, 2011 MLPF&S	Dec. 31, 2010 MLPF&S	Dec. 31, 2012 BRIM Series A	Dec. 31, 2012 BRIM Series F	Dec. 31, 2012 BRIM Series G	Dec. 31, 2012 BRIM Series I	Dec. 31, 2012 Affiliated BlackRock money market fund	Dec. 31, 2011 Affiliated BlackRock money market fund
Related party transactions
Period of U.S. Treasury Bill	91 days
Amount for brokerage commissions incurred			$ 23,324	$ 355,643
Sponsor fees (as a percent)					1.25%	1.25%	1.25%	1.00%
Distribution fees (as a percent)					3.00%	3.00%	3.00%
Threshold for reimbursement of Capped Expenses as a portion of Expense Cap					0.0833	0.0833	0.0833	0.0833
Annual expense cap (as a Percent)					7.25%	7.25%	7.25%	4.25%
Amount invested									117,403,824	196,117,766
Due from Non-Consolidated LLCs	6,049,277	37,488	4,883,043
Due to Non-Consolidated LLCs		$ 254,832